Long-Term Investments - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) JointVenture
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments		¥ 213,000,000		¥ 213,000,000
Unrealized gains (upward adjustment)		0		0	¥ 19,100,000
Cumulative impairment charges		84,400,000
Impairment related to investments without readily determinable fair value recognized		0		0	69,200,000
Other downward adjustment related to investments without readily determinable fair value					0
Equity method investments		16,800,000		101,000,000
Loss from equity method investments		(4,100,000)	$ (592)	(3,967,000)	(9,032,000)
Expected credit loss		36,900,000
Carrying amount of held-to-maturity debt investments		119,000,000		156,000,000
Debt investment principle amount	¥ 120,000,000
Maturity term	2026-07
Interest income		0		0	0
Indonesia
Summary Of Investment Holdings [Line Items]
Cash consideration				¥ 3,000,000.0	15,000,000.0
PRC
Summary Of Investment Holdings [Line Items]
Cash consideration					¥ 88,000,000.0
Decrease in equity investments due to disposal of two joint ventures		¥ 80,000,000.0
Number of investments in joint venture | JointVenture					3